Income taxes (Tables)	12 Months Ended
Aug. 31, 2024
Income taxes
Disclosure of income tax expense

	2024	2023	2022
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2023 – 26.5%; 2022 – 26.5%]	(3,793,762)	(5,606,886)	(3,406,162)
Adjustment in respect of current and deferred income tax of previous year	789,334	(72,894)	(4,396)
Permanent differences	2,526	70,418	823,119
Change in recognition of deferred income tax assets	2,746,439	5,328,487	2,816,417
Other	—	—	29,365
Total income tax (recovery) expense	(255,463)	(280,875)	258,343

Disclosure of temporary differences

	Balance as at	Recognized			Balance as at
	August 31,	in net			August 31,
	2023	loss	Deconsolidated	Other	2024
	$	$	$	$	$
Temporary differences
Property and equipment	(184,176)	(50,882)	198,275	(3,686)	(40,469)
Intangibles	(255,278)	26,428	(2,594)	36	(231,408)
Net operating losses	9,354,764	3,019,259	(120,802)	—	12,253,221
Financing fees	732,369	140,459	—	—	872,828
Research and development	987,997	79,352	—	—	1,067,349
Difference in timing of recognition	755,900	34,737	(233,328)	2,569	559,878
Right-of-use asset	(603,989)	340,679	222,297	(3,446)	(44,459)
Lease liability	664,308	(363,979)	(261,506)	6,458	45,281
Net capital losses	50,418	—	—	—	50,418
Unrecognized deferred tax assets	(11,478,990)	(2,960,676)	—	—	(14,439,666)
Deferred tax liability	23,323	265,377	(197,658)	1,931	92,973